PHL VARIABLE

ACCUMULATION

ACCOUNT II

Annual Report

To

Contract Owners

December 31, 2023

PHL VARIABLE INSURANCE COMPANY

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company

and Contract Owners of PHL Variable Accumulation Account II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise PHL Variable Accumulation Account II (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended (or the period indicated in the Appendix), statements of changes in net assets for each of the years in the two-year period then ended (or the period indicated in the Appendix), and the related notes including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of their operations for the year then ended (or for the period indicated in the Appendix), the changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the PHL Variable Insurance Company’s separate accounts since 2015.

Hartford, Connecticut

April 17, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

ALPS FUNDS

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS) (1) (2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2) (1) (3)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1) (3)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB) (1) (3)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

(1)	At December 31, 2023, contract owners were not invested in this fund – no statements of assets, liabilities and contract owners’ equity included.

(2)	Only financial highlights for the year ended December 31, 2019 are included.

(3)	Only statement of changes for the period ended December 31, 2022 and financial highlights for each of the years or periods in the three-year period ended December 31, 2021 are included.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity

ACEAA2	3	$36	$34	$-	$34	$2	$32	$32	$-	$32
AGEAA2	34,080	365,471	386,472	-	386,472	1	386,471	386,471	-	386,471
AUGEA2	270	2,806	2,662	-	2,662	-	2,662	2,662	-	2,662
PIVEI2	730	12,886	11,004	-	11,004	-	11,004	11,004	-	11,004
DSIFS	164	9,827	11,364	-	11,364	-	11,364	11,364	-	11,364
FTVGI2	1,826	26,424	23,440	-	23,440	-	23,440	23,440	-	23,440
RVARS	1,407	34,784	36,430	-	36,430	-	36,430	36,430	-	36,430
IVGMMI	41,070	41,070	41,070	1	41,071	-	41,071	41,071	-	41,071
PMVAAA	10,267	106,169	92,913	2	92,915	-	92,915	92,915	-	92,915
PMVHYD	6,475	49,319	46,494	-	46,494	1	46,493	46,493	-	46,493
PMVRSD	4,190	26,180	22,878	-	22,878	-	22,878	22,878	-	22,878
PMVTRD	57,151	611,872	524,643	1	524,644	-	524,644	524,644	-	524,644
PVSTA	503	5,162	5,147	1	5,148	-	5,148	5,148	-	5,148
TRBCG2	468	18,573	20,360	-	20,360	2	20,358	20,358	-	20,358
VWHAS	397	9,020	10,084	-	10,084	-	10,084	10,084	-	10,084
VVI	3,488	101,353	85,711	-	85,711	-	85,711	85,711	-	85,711
VVTSM	5,430	204,790	268,521	2	268,523	-	268,523	268,523	-	268,523

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity:	ACEAA2	AGEAA2	AUGEA2	PIVEI2	DSIFS	FTVGI2	RVARS	IVGMMI
Reinvested dividends	$1	6,658	55	208	159	-	1,013	1,842
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	1	6,658	55	208	159	-	1,013	1,842

Realized gain (loss) on investments	-	5,881	(351)	(1,018)	1,271	(203)	99	-
Change in unrealized gain (loss) on investments	2	39,655	798	524	1,020	879	412	-

Net gain (loss) on investments	2	45,536	447	(494)	2,291	676	511	-

Reinvested capital gains	-	8,619	25	996	607	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3	60,813	527	710	3,057	676	1,524	1,842

Investment Activity:	PMVAAA	PMVHYD	PMVRSD	PMVTRD	PVSTA	TRBCG2	VWHAS	VVI
Reinvested dividends	$2,601	2,428	3,226	17,391	218	-	380	1,243
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,601	2,428	3,226	17,391	218	-	380	1,243

Realized gain (loss) on investments	(83)	(22)	(221)	(2,698)	(1)	(11)	1,903	7
Change in unrealized gain (loss) on investments	4,342	2,643	(4,593)	14,217	62	4,051	(2,824)	7,238

Net gain (loss) on investments	4,259	2,621	(4,814)	11,519	61	4,040	(921)	7,245

Reinvested capital gains	-	-	-	-	-	-	-	2,681

Net increase (decrease) in contract owners’ equity resulting from operations	$6,860	5,049	(1,588)	28,910	279	4,040	(541)	11,169

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity:	VVTSM
Reinvested dividends	$2,891
Mortality and expense risk charges (note 2)	-

Net investment income (loss)	2,891

Realized gain (loss) on investments	4,569
Change in unrealized gain (loss) on investments	36,554

Net gain (loss) on investments	41,123

Reinvested capital gains	14,088

Net increase (decrease) in contract owners’ equity resulting from operations	$58,102

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACEAA2		AGEAA2		AUGEA2		PIVEI2

	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity:
Net investment income (loss)	$1	1	6,658	8,091	55	132	208	230
Realized gain (loss) on investments	-	-	5,881	4,615	(351)	(472)	(1,018)	(72)
Change in unrealized gain (loss) on investments	2	(7)	39,655	(114,378)	798	(1,694)	524	(3,111)
Reinvested capital gains	-	1	8,619	20,323	25	331	996	1,767

Net increase (decrease) in contract owners’ equity resulting from operations	3	(5)	60,813	(81,349)	527	(1,703)	710	(1,186)

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	(2)	(19)	-	-	-	-
Transfers between funds	-	-	-	-	-	-	(2,701)	11,765
Redemptions (notes 2, 3, and 4)	(4)	(5)	(158,854)	(67,158)	(5,103)	(5,151)	(155)	(143)
Adjustments to maintain reserves	-	1	(1)	-	(1)	-	(1)	(2)

Net equity transactions	(4)	(4)	(158,857)	(67,177)	(5,104)	(5,151)	(2,857)	11,620

Net change in contract owners’ equity	(1)	(9)	(98,044)	(148,526)	(4,577)	(6,854)	(2,147)	10,434
Contract owners’ equity at beginning of period	33	42	484,515	633,041	7,239	14,093	13,151	2,717

Contract owners’ equity at end of period	$32	33	386,471	484,515	2,662	7,239	11,004	13,151

CHANGE IN UNITS:
Beginning units	24	27	238,542	270,362	4,505	7,672	4,394	836
Units purchased	-	-	-	873	-	-	-	4,431
Units redeemed	(3)	(3)	(73,472)	(32,693)	(3,007)	(3,167)	(964)	(873)

Ending units	21	24	165,070	238,542	1,498	4,505	3,430	4,394

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DSIFS		FVSIS2		FTVGI2		RVARS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity:
Net investment income (loss)	$159	210	-	-	-	-	1,013	388
Realized gain (loss) on investments	1,271	2,114	-	(1,197)	(203)	(669)	99	394
Change in unrealized gain (loss) on investments	1,020	(8,723)	-	10	879	(425)	412	(2,276)
Reinvested capital gains	607	1,720	-	6	-	-	-	337

Net increase (decrease) in contract owners’ equity resulting from operations	3,057	(4,679)	-	(1,181)	676	(1,094)	1,524	(1,157)

Equity transactions:
Purchase payments received from contract owners (note 4)	(2)	-	-	-	-	-	-	-
Transfers between funds	(6,620)	(6,406)	-	(5,415)	1,159	(1,255)	1,147	(3,389)
Redemptions (notes 2, 3, and 4)	(185)	(257)	-	(70)	(24)	(24)	(38)	(39)
Adjustments to maintain reserves	1	1	-	1	1	-	-	-

Net equity transactions	(6,806)	(6,662)	-	(5,484)	1,136	(1,279)	1,109	(3,428)

Net change in contract owners’ equity	(3,749)	(11,341)	-	(6,665)	1,812	(2,373)	2,633	(4,585)
Contract owners’ equity at beginning of period	15,113	26,454	-	6,665	21,628	24,001	33,797	38,382

Contract owners’ equity at end of period	$11,364	15,113	-	-	23,440	21,628	36,430	33,797

CHANGE IN UNITS:
Beginning units	4,287	6,114	-	3,266	15,037	15,861	29,392	32,245
Units purchased	-	190	-	2,344	1,208	634	2,229	894
Units redeemed	(1,720)	(2,017)	-	(5,610)	(405)	(1,458)	(1,265)	(3,747)

Ending units	2,567	4,287	-	-	15,840	15,037	30,356	29,392

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVGMMI		PMVAAA		PMVHYD		PMVRSD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity:
Net investment income (loss)	$1,842	441	2,601	6,829	2,428	2,155	3,226	5,028
Realized gain (loss) on investments	-	-	(83)	(354)	(22)	(136)	(221)	1,997
Change in unrealized gain (loss) on investments	-	-	4,342	(24,923)	2,643	(7,024)	(4,593)	(3,688)
Reinvested capital gains	-	-	-	7,053	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,842	441	6,860	(11,395)	5,049	(5,005)	(1,588)	3,337

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	2,276	37,573	3,078	(3,322)	119	(1,865)	3,695	(7,629)
Redemptions (notes 2, 3, and 4)	(716)	(5,076)	(96)	(96)	(48)	(48)	(23)	(24)
Adjustments to maintain reserves	-	-	2	(1)	-	1	-	1

Net equity transactions	1,560	32,497	2,984	(3,419)	71	(1,912)	3,672	(7,652)

Net change in contract owners’ equity	3,402	32,938	9,844	(14,814)	5,120	(6,917)	2,084	(4,315)
Contract owners’ equity at beginning of period	37,669	4,731	83,071	97,885	41,373	48,290	20,794	25,109

Contract owners’ equity at end of period	$41,071	37,669	92,915	83,071	46,493	41,373	22,878	20,794

CHANGE IN UNITS:
Beginning units	3,551	453	44,748	46,482	20,125	21,052	29,340	38,498
Units purchased	207	4,038	1,745	492	564	-	7,565	4,342
Units redeemed	(65)	(940)	(211)	(2,226)	(513)	(927)	(1,844)	(13,500)

Ending units	3,693	3,551	46,282	44,748	20,176	20,125	35,061	29,340

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVTRD		PVSTA		TRBCG2		VWEM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity:
Net investment income (loss)	$17,391	13,393	218	131	-	-	-	-

Realized gain (loss) on investments	(2,698)	(4,548)	(1)	(151)	(11)	778	-	(678)
Change in unrealized gain (loss) on investments	14,217	(95,442)	62	(65)	4,051	(6,396)	-	45
Reinvested capital gains	-	-	-	18	-	266	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,910	(86,597)	279	(67)	4,040	(5,352)	-	(633)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(2)	-	-	-	-	-	(1)
Transfers between funds	9,335	(4,674)	195	603	11,676	(11,229)	-	(10,767)

Redemptions (notes 2, 3, and 4)	(11,860)	(99,062)	(60)	(95)	(110)	(127)	-	(36)

Adjustments to maintain reserves	-	4	1	-	(1)	-	-	1

Net equity transactions	(2,525)	(103,734)	136	508	11,565	(11,356)	-	(10,803)

Net change in contract owners’ equity	26,385	(190,331)	415	441	15,605	(16,708)	-	(11,436)
Contract owners’ equity at beginning of period	498,259	688,590	4,733	4,292	4,753	21,461	-	11,436

Contract owners’ equity at end of period	$524,644	498,259	5,148	4,733	20,358	4,753	-	-

CHANGE IN UNITS:
Beginning units	323,258	382,474	3,658	3,312	1,299	3,596	-	7,019
Units purchased	7,037	2,786	144	5,383	2,459	178	-	-
Units redeemed	(8,637)	(62,002)	(45)	(5,037)	(24)	(2,475)	-	(7,019)

Ending units	321,658	323,258	3,757	3,658	3,734	1,299	-	-

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VWHAS		VVHGB		VVI		VVTSM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity:

Net investment income (loss)	$380	238	-	-	1,243	1,164	2,891	3,264
Realized gain (loss) on investments	1,903	2,940	-	(551)	7	(400)	4,569	1,742
Change in unrealized gain (loss) on investments	(2,824)	(2,115)	-	167	7,238	(49,059)	36,554	(77,267)
Reinvested capital gains	-	-	-	-	2,681	17,258	14,088	17,481

Net increase (decrease) in contract owners’ equity resulting from operations	(541)	1,063	-	(384)	11,169	(31,037)	58,102	(54,780)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(4,260)	(1,501)	-	(12,277)	(1,429)	12,176	(18,720)	6,361
Redemptions (notes 2, 3, and 4)	(171)	(165)	-	(39)	(211)	(235)	(827)	(858)
Adjustments to maintain reserves	-	2	-	-	-	-	-	1

Net equity transactions	(4,431)	(1,664)	-	(12,316)	(1,640)	11,941	(19,547)	5,504

Net change in contract owners’ equity	(4,972)	(601)	-	(12,700)	9,529	(19,096)	38,555	(49,276)
Contract owners’ equity at beginning of period	15,056	15,657	-	12,700	76,182	95,278	229,968	279,244

Contract owners’ equity at end of period	$10,084	15,056	-	-	85,711	76,182	268,523	229,968

CHANGE IN UNITS:
Beginning units	16,443	18,489	-	7,703	37,519	32,790	64,149	62,634
Units purchased	-	6,603	-	-	1,359	7,857	236	3,851
Units redeemed	(4,990)	(8,649)	-	(7,703)	(2,061)	(3,128)	(4,915)	(2,336)

Ending units	11,453	16,443	-	-	36,817	37,519	59,470	64,149

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The PHL Variable Accumulation Account II (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”).PHL is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware” or the “Parent”). PHL is a provider of life insurance and annuity products. In November 2019, PHL stopped marketing and selling new business.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALPS FUNDS

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)*

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)*

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

*	At December 31, 2023, contract owners were not invested in this fund.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2023.

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2023.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

There were no subaccount name changes for the one-year period ended December 31, 2023.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of PHL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the status of this policy in the event of changes in the tax law.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statement and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, such as possibility for elevated mortality and investment market volatility.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $3,500 and $3,840 for the years ended December 31, 2023 and December 31, 2022, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $1,050 and $1,250 for the years ended December 31, 2023 and December 31, 2022, respectively.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $8,294 and $8,402 for the years ended December 31, 2023 and December 31, 2022, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACEAA2	$1	$4
AGEAA2	15,277	158,856
AUGEA2	80	5,103
PIVEI2	1,204	2,857
DSIFS	766	6,807
FTVGI2	1,711	576
RVARS	3,661	1,540
IVGMMI	4,118	716
PMVAAA	5,975	391
PMVHYD	3,637	1,138
PMVRSD	8,180	1,282
PMVTRD	28,371	13,505
PVSTA	413	60
TRBCG2	11,676	110

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

VWHAS	380	4,431
VVI	6,895	4,611
VVTSM	17,889	20,459

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(6) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
2023	0.00%	21	$1.50	$32	2.26%	7.84%
2022	0.00%	24	1.39	33	1.43%	-11.82%
2021	0.00%	27	1.57	42	1.33%	2.28%
2020	0.00%	33	1.54	51	1.70%	6.49%
2019	0.00%	-	1.47	-	0.00%	11.36%
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
2023	0.00%	165,070	2.34	386,471	1.49%	15.27%
2022	0.00%	238,542	2.03	484,515	1.51%	-13.25%
2021	0.00%	270,362	2.34	633,041	1.17%	14.88%
2020	0.00%	324,531	2.04	661,426	2.01%	10.01%
2019	0.00%	362	1.85	671	1.98%	19.35%
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
2023	0.00%	1,498	1.78	2,662	0.96%	10.59%
2022	0.00%	4,505	1.61	7,239	1.08%	-12.54%
2021	0.00%	7,672	1.84	14,093	1.29%	6.47%
2020	0.00%	10,438	1.73	18,010	1.76%	8.43%
2019	0.00%	14	1.59	22	1.84%	12.77%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2023	0.00%	3,430	3.21	11,004	1.66%	7.17%
2022	0.00%	4,394	2.99	13,151	1.68%	-7.94%
2021	0.00%	836	3.25	2,717	1.23%	25.33%
2020	0.00%	841	2.59	2,182	1.14%	-0.26%
2019	0.00%	7	2.60	19	2.36%	25.00%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2023	0.00%	2,567	4.43	11,364	1.06%	25.60%
2022	0.00%	4,287	3.53	15,113	1.06%	-18.52%
2021	0.00%	6,114	4.33	26,454	0.83%	28.12%
2020	0.00%	6,153	3.38	20,780	1.14%	17.71%
2019	0.00%	62	2.87	177	1.51%	31.05%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2019	0.00%	15	3.00	44	0.86%	22.45%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2021	0.00%	3,266	2.04	6,665	2.44%	3.53%
2020	0.00%	3,287	1.97	6,479	0.00%	7.16%
2019	0.00%	15	1.84	28	3.11%	10.84%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.00%	15,840	1.48	23,440	0.00%	2.88%
2022	0.00%	15,037	1.44	21,628	0.00%	-4.95%
2021	0.00%	15,861	1.51	24,001	0.00%	-4.99%
2020	0.00%	13,561	1.59	21,599	9.28%	-5.28%
2019	0.00%	28	1.68	47	7.03%	1.82%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	0.00%	30,356	1.20	36,430	2.89%	4.37%
2022	0.00%	29,392	1.15	33,797	1.11%	-3.40%
2021	0.00%	32,245	1.19	38,382	0.00%	8.10%
2020	0.00%	31,512	1.10	34,697	1.27%	7.39%
2019	0.00%	31	1.03	32	2.38%	5.10%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2023	0.00%	3,693	11.12	41,071	4.76%	4.86%
2022	0.00%	3,551	10.61	37,669	1.96%	1.45%

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2021	0.00%	453	10.46	4,731	0.00%	0.01%
2020	0.00%	1,017	10.45	10,632	0.25%	0.29%
2019	0.00%	2	10.42	17	1.98%	1.86%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2023	0.00%	46,282	2.01	92,915	2.99%	8.14%
2022	0.00%	44,748	1.86	83,071	7.82%	-11.84%
2021	0.00%	46,482	2.11	97,885	11.10%	16.23%
2020	0.00%	48,094	1.81	87,135	4.93%	8.01%
2019	0.00%	49	1.68	82	2.75%	12.00%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2023	0.00%	20,176	2.30	46,493	5.56%	12.09%
2022	0.00%	20,125	2.06	41,373	4.95%	-10.38%
2021	0.00%	21,052	2.29	48,290	4.35%	3.53%
2020	0.00%	19,595	2.22	43,415	4.75%	5.64%
2019	0.00%	27	2.10	57	4.85%	14.75%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2023	0.00%	35,061	0.65	22,878	15.07%	-7.93%
2022	0.00%	29,340	0.71	20,794	22.47%	8.66%
2021	0.00%	38,498	0.65	25,109	4.10%	33.11%
2020	0.00%	45,615	0.49	22,351	5.91%	1.23%
2019	0.00%	39	0.48	18	4.34%	11.63%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2023	0.00%	321,658	1.63	524,644	3.46%	5.82%
2022	0.00%	323,258	1.54	498,259	2.51%	-14.39%
2021	0.00%	382,474	1.80	688,590	1.72%	-1.36%
2020	0.00%	376,208	1.83	686,679	2.03%	8.54%
2019	0.00%	410	1.68	689	2.91%	8.39%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2023	0.00%	3,757	1.37	5,148	4.47%	5.89%
2022	0.00%	3,658	1.29	4,733	1.49%	-0.15%
2021	0.00%	3,312	1.30	4,292	1.10%	-0.06%
2020	0.00%	3,334	1.30	4,323	1.38%	2.24%
2019	0.00%	28	1.27	35	2.46%	3.25%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2023	0.00%	3,734	5.45	20,358	0.00%	48.96%
2022	0.00%	1,299	3.66	4,753	0.00%	-38.66%
2021	0.00%	3,596	5.97	21,461	0.00%	17.33%
2020	0.00%	3,619	5.09	18,406	0.00%	33.92%
2019	0.00%	4	3.80	16	0.00%	29.69%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2021	0.00%	7,019	1.63	11,436	0.92%	-11.87%
2020	0.00%	7,064	1.85	13,058	2.03%	17.25%
2019	0.00%	8	1.58	12	0.28%	30.58%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2023	0.00%	11,453	0.88	10,084	2.86%	-3.84%
2022	0.00%	16,443	0.92	15,056	1.81%	8.12%
2021	0.00%	18,489	0.85	15,657	0.31%	18.68%
2020	0.00%	18,607	0.71	13,278	0.85%	18.83%
2019	0.00%	11	0.60	7	0.00%	11.11%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2021	0.00%	7,703	1.65	12,700	2.07%	-1.72%
2020	0.00%	7,752	1.68	13,003	3.79%	7.58%
2019	0.00%	248	1.56	387	2.53%	9.09%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2023	0.00%	36,817	2.33	85,711	1.52%	14.65%
2022	0.00%	37,519	2.03	76,182	1.41%	-30.12%
2021	0.00%	32,790	2.91	95,278	0.27%	-1.54%
2020	0.00%	30,875	2.95	91,118	1.63%	57.58%

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2019	0.00%	72	1.87	134	1.40%	30.77%
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2023	0.00%	59,470	4.52	268,523	1.16%	25.95%
2022	0.00%	64,149	3.58	229,968	1.33%	-19.59%
2021	0.00%	62,634	4.46	279,244	1.20%	25.64%
2020	0.00%	70,592	3.55	250,503	1.60%	20.55%
2019	0.00%	78	2.94	231	1.54%	30.67%

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

*****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the year 2019 and is presented unrounded for 2020 – 2023, as applicable.

(7) Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PHL Variable Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

PHL Variable Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

OL4258 © 2023 The Nassau Companies of New York	12-23